Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 20% Portfolio
September 30, 2025
VF20-NPRT3-1125
1.837319.119
Bond Funds - 48.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	562,795	5,155,200
Fidelity High Income Fund (b)	1,476,945	12,037,102
Fidelity Inflation-Protected Bond Index Fund (b)	1,442,766	13,547,571
Fidelity Long-Term Treasury Bond Index Fund (b)	41,959	395,251
Fidelity Total Bond Fund (b)	15,398,587	149,212,309
VIP Investment Grade Bond II Portfolio - Investor Class (b)	15,249,492	149,140,033
TOTAL BOND FUNDS (Cost $327,879,022)		329,487,466

Domestic Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	49,076	2,633,418
Fidelity Commodity Strategy Fund (b)	53,629	5,244,339
Fidelity Contrafund (b)	97,527	2,414,771
Fidelity Enhanced Large Cap Core ETF (b)	118,250	4,407,179
Fidelity Fundamental Small-Mid Cap ETF (b)	80,669	2,356,341
Fidelity Hedged Equity Fund (b)	486,190	7,215,062
Fidelity Real Estate Investment Portfolio (b)	37,875	1,461,958
Fidelity Stock Selector Small Cap Fund (b)	133,824	5,417,204
VIP Stock Selector Portfolio - Investor Class (b)	4,513,428	62,646,376
VIP Value Strategies Portfolio - Investor Class (b)	186,231	2,894,030
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,334,078)		96,690,678

International Equity Funds - 8.5%
	Shares	Value ($)
Fidelity Canada Fund (b)	34,860	2,750,764
Fidelity Emerging Markets Discovery Fund (b)	176,212	3,344,503
Fidelity Emerging Markets Fund (b)	280,150	13,433,170
Fidelity Enhanced International ETF (b)	121,513	4,286,979
Fidelity Infrastructure Fund (b)	57,024	968,260
Fidelity International Capital Appreciation Fund (b)	144,759	5,499,410
Fidelity International Discovery Fund (b)	71,696	4,298,146
Fidelity International Small Cap Opportunities Fund (b)	89,189	2,150,345
Fidelity International Value Fund (b)	158,209	2,164,298
Fidelity Japan Smaller Companies Fund (b)	29,484	573,751
Fidelity Overseas Fund (b)	228,781	17,245,485
Fidelity Total International Equity Fund (b)	125,431	1,827,525
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,872,530)		58,542,636

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/23/2025 (d)	4.29	190,000	189,532
US Treasury Bills 0% 10/9/2025	4.30	330,000	329,702
US Treasury Bills 0% 11/20/2025 (d)	4.15	30,000	29,834
US Treasury Bills 0% 11/6/2025 (d)	4.18	40,000	39,839
US Treasury Bills 0% 12/4/2025 (d)	4.06	230,000	228,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $817,215)			817,313

Money Market Funds - 29.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	33,263,663	33,270,316
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.08	167,346,856	167,346,856
TOTAL MONEY MARKET FUNDS (Cost $200,617,172)			200,617,172

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $642,520,017)	686,155,265
NET OTHER ASSETS (LIABILITIES) - 0.0%	(209,207)
NET ASSETS - 100.0%	685,946,058

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	28	12/19/2025	3,899,420	(8,321)	(8,321)
ICE MSCI Emerging Markets Index Contracts (United States)	43	12/19/2025	2,923,355	23,497	23,497

TOTAL EQUITY CONTRACTS					15,176

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	58	12/19/2025	6,524,094	35,042	35,042

TOTAL FUTURES CONTRACTS					50,218
The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $407,808.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,072,703	18,754,792	41,557,594	1,549,502	415	-	33,270,316	33,263,663	0.1%
Total	56,072,703	18,754,792	41,557,594	1,549,502	415	-	33,270,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	2,382,991	121,963	250,884	245	6,151	373,197	2,633,418	49,076
Fidelity Canada Fund	1,204,364	1,697,793	364,048	-	34,586	178,069	2,750,764	34,860
Fidelity Commodity Strategy Fund	3,219,295	2,792,519	972,910	96,525	(100,838)	306,273	5,244,339	53,629
Fidelity Contrafund	2,369,685	105,050	441,507	19,200	44,788	336,755	2,414,771	97,527
Fidelity Emerging Markets Discovery Fund	3,750,510	474,029	1,877,181	-	501,071	496,074	3,344,503	176,212
Fidelity Emerging Markets Fund	12,128,990	1,848,806	3,776,270	-	808,622	2,423,022	13,433,170	280,150
Fidelity Enhanced International ETF	5,128,206	-	2,205,913	129,687	620,428	744,258	4,286,979	121,513
Fidelity Enhanced Large Cap Core ETF	5,090,123	11,356,018	11,658,038	35,940	(262,864)	(118,060)	4,407,179	118,250
Fidelity Enhanced Mid Cap ETF	2,684,206	2,647,286	5,064,857	3,176	(49,815)	(216,820)	-	-
Fidelity Enhanced Small Cap ETF	3,885,106	2,420,511	5,800,844	-	(219,996)	(284,777)	-	-
Fidelity Floating Rate High Income Fund	5,263,738	406,463	441,241	281,520	(3,410)	(70,350)	5,155,200	562,795
Fidelity Fundamental Small-Mid Cap ETF	496,635	1,930,640	225,103	11,119	(5,499)	159,668	2,356,341	80,669
Fidelity Hedged Equity Fund	8,800,132	3,301,950	6,062,308	-	870,484	304,804	7,215,062	486,190
Fidelity High Income Fund	5,288,021	9,226,007	3,175,969	454,917	93,032	606,011	12,037,102	1,476,945
Fidelity Inflation-Protected Bond Index Fund	10,134,289	7,941,001	5,203,600	153,628	(12,025)	687,906	13,547,571	1,442,766
Fidelity Infrastructure Fund	777,350	5,614	-	5,615	-	185,296	968,260	57,024
Fidelity International Capital Appreciation Fund	-	2,224,411	126,267	527	(707)	1,164,882	5,499,410	144,759
Fidelity International Capital Appreciation Fund	3,313,442	402,831	558,569	330,711	106,687	(1,027,300)	-	-
Fidelity International Discovery Fund	3,756,295	552,716	860,203	-	131,502	717,836	4,298,146	71,696
Fidelity International Small Cap Fund	1,592,145	58,135	1,976,705	-	66,865	259,560	-	-
Fidelity International Small Cap Opportunities Fund	2,909,847	76,547	1,518,571	-	160,279	522,243	2,150,345	89,189
Fidelity International Value Fund	2,761,492	76,212	1,587,489	-	492,069	422,014	2,164,298	158,209
Fidelity Investments Money Market Government Portfolio - Institutional Class	132,720,953	77,175,162	42,549,259	4,720,577	-	-	167,346,856	167,346,856
Fidelity Japan Smaller Companies Fund	-	573,751	-	-	-	-	573,751	29,484
Fidelity Long-Term Treasury Bond Index Fund	6,601,069	3,683,022	10,065,003	188,028	(394,086)	570,249	395,251	41,959
Fidelity Overseas Fund	15,475,791	2,204,652	3,361,517	-	780,306	2,146,253	17,245,485	228,781
Fidelity Real Estate Investment Portfolio	3,220,650	115,149	1,911,928	48,518	(43,147)	81,234	1,461,958	37,875
Fidelity Stock Selector Small Cap Fund	3,583,601	2,297,676	848,855	-	(26,268)	411,050	5,417,204	133,824
Fidelity Total Bond Fund	151,253,142	17,134,472	23,664,557	4,735,436	(425,436)	4,914,688	149,212,309	15,398,587
Fidelity Total International Equity Fund	-	1,827,525	-	-	-	-	1,827,525	125,431
VIP Investment Grade Bond II Portfolio - Investor Class	150,577,316	12,637,232	22,902,628	31,429	(902,118)	9,730,231	149,140,033	15,249,492
VIP Stock Selector Portfolio - Investor Class	67,786,352	2,955,943	15,804,972	-	2,483,576	5,225,477	62,646,376	4,513,428
VIP Value Strategies Portfolio - Investor Class	3,211,670	198,469	527,933	60,021	(28,980)	40,804	2,894,030	186,231
	621,367,406	170,469,555	175,785,129	11,306,819	4,725,257	31,290,547	652,067,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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